CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Five Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	29.00%	29.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Top Five Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			45.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Top Five Receivables [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	35.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Five Unrelated Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	100.00%	82.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	83.00%	50.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	15.00%	12.00%